Stock-Based Compensation	12 Months Ended
Dec. 31, 2022
The Arena Group Holdings Inc [Member]
Stock-Based Compensation

23. Stock–Based Compensation

The Company issued stock-based compensation awards under several plans as follows:

●	2016 Plan – On December 19, 2016, the Board adopted the 2016 Stock Incentive Plan (the “2016 Plan”) that allowed the Company to grant statutory and non-statutory common stock options, and restricted stock awards to acquire shares of the Company’s common stock to employees, directors and consultants, with vesting variable vesting provisions consisting of time-based and performance-based. The Company is no longer issuing awards under the 2016 Plan.

●	2019 Plan – On April 4, 2019, the Board adopted the 2019 Equity Incentive Plan (the “2019 Plan”) that allowed awards of stock options, restricted stock awards, restricted stock units, unrestricted stock awards, and stock appreciation rights, with variable vesting provisions consisting of time-based, performance-based, or market-based. The Company is no longer issuing option awards under the 2019 Plan.

●	Outside Options – The Company granted stock options outside the 2016 Plan and 2019 Plan (the “Outside Options”) that allowed the Company to grant statutory and non-statutory common stock options, with variable vesting provisions consisting time-based, performance-based targets and certain performance achievements. The Company is no longer issuing Outside Options.

●	2022 Plan – On April 18, 2022, the Board adopted the 2022 Stock and Equity Compensation Plan (the “2022 Plan”) that was approved by the Company’s stockholders’ on June 2, 2022 with a maximum number of shares authorized to be issued under the plan of 1,800,000. The purpose of the 2022 Plan is to foster the growth and success of the Company by providing a means to attract, motivate and retain officers, directors, key employees, and consultants through awards of stock options, stock appreciation rights, restricted stock awards, unrestricted stock awards and restricted stock units. Shares subject to an award that have been canceled, expired, settled in cash, or not issued or forfeited for any reason will not reduce the aggregate number of shares that may be subject to or delivered under the 2022 Plan and will be available for future awards granted under the 2022 Plan. Common stock options issued under the 2022 Plan may have a term of up to ten years and may have variable vesting provisions based on time and performance. The issuance of awards under the 2022 Plan will be administered by the Board or any committee of directors designated by the Board.

Restricted Stock Awards

On October 7, 2021, the Company modified 18,940 restricted stock awards that were issued to certain members of the board upon their resignation from the Board to accelerate the vesting upon their resignation, resulting in incremental cost of $41 that was recognized at the modification date.

Restricted Stock Units

During the year ended December 31, 2022, the Company issued restricted stock units to various employees and members of the board subject to continued service. Upon vesting of the award, subject to certain conditions for release of the award, the Company issues the underlying common stock of the Company.

The fair value of a restricted stock unit was determined based on the number of shares granted and the quoted price of the Company’s common stock on the date issued during the years ended December 31, 2022, 2021 and 2020.

A summary of the restricted stock unit activity during the year ended December 31, 2022 is as follows:

	Number of Shares		Weighted Average Grant-Date
	Unvested	Vested	Fair Value
Restricted stock units outstanding at January 1, 2022	1,636,111	155,211	$14.93
Granted	442,145	-	11.35
Vested	(1,074,398)	1,074,398
Released	-	(832,233)
Cancelled	(9,092)	-
Restricted stock units outstanding at December 31, 2022	994,766	397,376	15.44

On November 22, 2022, the Company modified 232,816 restricted stock units that were issued to one employee (Ross Levinsohn) to remove the market trading volume condition, resulting in incremental cost of $321 at the modification date.

The Company’s policy is to repurchase the number of shares of its common stock at the fair market value at the time of issuance upon conversion of restricted stock units to cover the tax obligations. In addition, the Company’s policy is to issue new shares of its common stock upon conversion of restricted stock units. During the year ending December 31, 2023, the Company expects to repurchase approximately 725,000 shares of its common stock upon conversion of restricted stock units that are expected to vest and be released during the period.

The total intrinsic value of shares of the Company’s common stock issued for restricted stock units that were released during the years ended December 31, 2022 and 2021 were $8,707 and $285, respectively.

Information with respect to stock-based compensation cost related to the restricted stock units is included within the Restricted Stock caption under the heading Stock-Based Compensation.

Common Stock Options

During the years ended December 31, 2022 and 2021, the Company issued common stock options under the 2016 Plan, 2019 Plan, 2022 Plan along with Outside Options, consisting of primarily of incentive stock options with a term of up to ten years and variable vesting provisions consisting of time-based, performance-based, or market-based. The estimated fair value of the common stock option awards is recognized as compensation expense over the vesting period of the award.

The fair value of common stock option awards granted during the year ended December 31, 2022 were calculated using a Black-Scholes options pricing model for the time-based awards and performance-based awards by an independent appraisal firm under the Up-List Scenario after the Company was listed on the NYSE American. The fair value of common stock option awards granted during the year ended December 31, 2021 was calculated using the Black-Scholes option pricing model for the time-based and performance-based awards by an independent appraisal firm under the Probability Weighted Scenarios, prior to the Company listed on the NYSE American, utilizing the following assumptions:

	Years Ended December 31,
	2022		2021
	Up-list	No Up-list	Up-list	No Up-list
Risk-free interest rate	0.97% - 4.36%	0.97% - 1.44%	0.16% - 1.48%	0.16% - 1.48%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Expected volatility	42.00% - 82.00%	82.00% - 137.00%	65.00% - 90.00%	133.00% - 140.00%
Expected life	3.0 – 6.0 years	3.0 – 6.0 years	3.0 – 6.0 years	3.0 – 6.0 years

A summary of the common stock option activity during the year ended December 31, 2022 is as follows:

			Weighted
			Average
		Weighted	Remaining
	Number	Average	Contractual
	of	Exercise	Life
	Shares	Price	(in Years)
Common stock options outstanding at January 1, 2022	5,525,395	$15.26	8.20
Granted	1,370,217	10.64
Exercised	(341,113)	8.79
Forfeited	(234,963)	13.91
Expired	(120,015)	12.34
Common stock options outstanding at December 31, 2022	6,199,521	9.73	7.61
Common stock options exercisable at December 31, 2022	3,444,261	9.55	7.00
Common stock options not vested at December 31, 2022	2,755,260
Common stock options available for future grants at December 31, 2022 (1)	504,782

(1)	Shares of the Company’s common stock available for future grants under the 2022 Plan represent 1,800,000 shares authorized less an aggregate of 964,455 common stock options outstanding and 330,763 restricted stock units outstanding.

The aggregate grant date fair value of common stock options granted during the years ended December 31, 2022 and 2021 was $7,194 and $29,124, respectively. The weighted-average grant-date fair value of common stock options granted during the years ended December 31, 2022 and 2021 were $5.25 and $12.23, respectively.

The total fair value of common stock options vested during the years ended December 31, 2022 and 2021 were $12,694 and $14,808, respectively. The total intrinsic value of common stock options exercised during the years ended December 31, 2022 and 2021 were $1,507 and $50, respectively.

The unvested common stock options for which the vesting is expected based on achievement of a performance condition as of December 31, 2022 were 684,867 with a weighted average remaining contractual term of 6.55 years.

The Company’s policy is to repurchase the number of shares of its common stock at the fair market value at the time of issuance of its common stock upon exercise of common stock options to cover the tax obligations and any cashless exercise. In addition, the Company’s policy is to issue new shares of its common stock upon exercise of common stock options.

The intrinsic value of exercisable but unexercised in-the-money common stock option awards as of December 31, 2022 was $5,534 based on a fair market value of the Company’s common stock of $10.61 per share on December 31, 2022.

The exercise prices under the common stock options outstanding and exercisable are as follows as of December 31, 2022:

Exercise	Outstanding	Vested
Price	(Shares)	(Shares)
$3.74 to $10.50	4,879,580	3,167,307
$10.51 to $15.52	1,239,913	201,976
$15.53 to $20.54	11,270	10,765
$20.55 to $25.56	26,365	21,820
$25.57 to $30.58	1,251	1,251
$30.59 to $35.60	6,366	6,366
$35.61 to $40.62	2,728	2,728
$40.63 to $48.40	32,048	32,048
	6,199,521	3,444,261

2022 Stock Option Repricing

On March 18, 2022, the Company approved a repricing of certain outstanding stock options (the “Stock Option Repricing”) granted under the Company’s 2016 Plan and 2019 Plan that had an exercise price above $8.82 per share, including certain outstanding stock options held by senior management of the Company under the Outside Options. The Stock Options Repricing was approved by the Board and stockholders. As a result of the Stock Option Repricing, the exercise prices were set to $8.82 per share, which was the closing sale price of the Company’s common stock as listed on the NYSE American exchange on March 18, 2022. Except for the repricing of the stock options under the2019 Plan, all terms and conditions of each stock option remain in full force and effect. For the repricing of the stock options under the 2019 Plan, the Company (i) modified the exercise price; (ii) will allow cashless exercise as a method of paying the exercise price, and (iii) will waive a lock-up provision in the stock option agreements. All other term and conditions of each of the stock options under the 2019 Plan remain in full force and effect.

The Stock Option Repricing of approximately 4,343,017 stock option grants (for 340 employees) that were issued to employees of the Company, including senior management, resulted in incremental cost of $6,061, of which $143 was recognized at the time of the Stock Option Repricing for the fully vested awards and included on the consolidated statements of operations, and $5,918 will recognized over the remaining vesting term of the original award at the repricing date.

2021 Stock Option Modifications

On January 8, 2021, the Company modified certain common stock option awards under the 2016 Plan as follows:

●	10,000 common stock option grants that were subject to performance-vesting (revenue targets) were modified to remove the performance-vesting conditions and fully vest the award at the modification date with no further service requirement, resulting in incremental cost of $35, recognized at the modification date.

●	9,091 common stock option grants were that were subject to performance-vesting (publishing onboarding targets) were modified to remove the performance-vesting conditions and fully vest the award at the modification date with no further service requirement, resulting in no incremental cost.

On June 3, 2021, the Company modified certain common stock option awards in connection with a consulting agreement entered into on August 26, 2020, as amended on June 3, 2021, which extended to consulting term through August 26, 2022 (the “Amended Consulting Agreement”), as follows:

●	102,272 common stock option grants that were time-vesting were modified to permit the common stock options to be exercisable for their full term, or 10-years, resulting in no incremental cost.

On October 7, 2021, the Company modified certain common stock option awards upon the resignation of certain board members from the Board as follows:

●	7,160 common stock option grants that were fully vested and subject time-vesting were modified to permit an extension of the exercise period for 2-years, or through October 7, 2023, resulting in no incremental cost.

On January 8, 2021, the Company modified certain common stock option awards under the 2019 Plan as follows:

●	475,946 common stock option grants that were issued to senior management were subject to market-based vesting (stock price targets) with a time-vesting overlay were modified to remove the market-based conditions with only the time-vesting condition remaining after the modification, resulting in incremental cost of $125, to be recognized over the remaining time-vesting period of the original award at the modification date.

●	194,319 common stock option grants that were issued to senior management were subject to performance-vesting (revenue targets) were modified to remove the performance-vesting conditions and replace the time-vesting condition such that the common stock options will vest with respect to one-third of the grant when the option holder completes one year of continuous service beginning on the grant date and the remaining common stock options will vest monthly over twenty-four months when the option holder completes each month of continuous service thereafter, resulting in no incremental cost.

●	572,674 common stock option grants that were subject to market-based vesting (stock price targets) with a time-vesting overlay were modified, in general, to remove the market-based condition and replace the time-vesting condition such that the common stock options will vest with respect to one-third of the grant when the option holder completes one year of continuous service beginning on the grant date and the remaining common stock options will vest monthly over twenty-four months when the option holder completes each month of continuous service thereafter, resulting in incremental cost of $14, to be recognized over the remaining time-vesting period of the original award at the modification date.

On June 3, 2021, the Company modified certain common stock option awards under the 2019 Plan in connection with the Amended Consulting Agreement as follows:

●	659,511 common stock option grants that were subject to performance-vesting conditions (stock-price targets) were modified such that: (1) 90,910 common stock option awards were vested at the modification date, resulting in incremental cost of $51 (recognized at the modification date); and (2) 568,601 common stock option awards would vest, subject to the Company’s common stock being listing on a national securities exchange, upon market-based conditions (stock price targets), resulting in incremental cost of $513 (to be recognized over the implied service period, or through August 26, 2022, at the modification date) measured by an independent appraisal, subject to certain volume weighted average price provisions and permitting the common stock options to be exercisable for their full term, or 10-years, as follows:

Stock	Number of Shares
Price	that Vest
$14.30	114,035
$22.00	151,522
$33.00	151,522
$44.00	151,522
568,601

On October 7, 2021, the Company modified certain common stock option awards upon the resignation of certain board members from the Board as follows:

●	65,951 common stock options grants that were subject to market-based vesting (stock price targets) with a time-vesting overlay were modified to remove the market-based conditions and to accelerate the vesting upon resignation from the Board with an extension of the exercise period for 2-years, or through October 7, 2023, resulting in incremental cost of $267,912, recognized at the modification date.

Information with respect to stock-based compensation cost and unrecognized stock-based compensation cost related to the common stock options is provided under the heading Stock-Based Compensation.

ABG Warrants

In connection with the Sports Illustrated Licensing Agreement and issuance of the ABG Warrants to purchase up to 999,540 shares of the Company’s common stock, the Company recorded the issuance of the warrants as stock-based compensation with the fair value of the warrants measured at the time of issuance and expensed over the requisite service period.

A summary of the ABG Warrant activity during the year ended December 31, 2022 is as follows:

	Number of Shares		Weighted Average Exercise	Weighted Average Remaining Contractual Life
	Unvested	Vested	Price	(in years)
ABG Warrants outstanding at January 1, 2022	699,677	299,863	$11.55	7.46
Vested	(99,953)	99,953	10.39
ABG Warrants outstanding at December 31, 2022	599,724	399,816	11.55	6.46

The intrinsic value of exercisable but unexercised in-the-money ABG Warrants as of December 31, 2022 was $411 based on a fair market value of the Company’s common stock of $10.61 per share on December 31, 2022.

The exercise prices of the ABG Warrants outstanding and exercisable are as follows as of December 31, 2022.

Exercise	Outstanding	Exercisable
Price	(Shares)	(Shares)
$9.24	749,655	299,862
$18.48	249,885	99,954
	999,540	399,816

2021 Modifications

As a result of the amendment to the ABG Warrants on June 4, 2021, as previously mentioned above, the Company recognized incremental cost as follows:

●	99,954 Time-Based Warrants that were modified to reduce the exercise price to $9.24 per share, resulted in incremental cost of $417 (to be recognized over the remaining vesting period, or through June 14, 2022) measured by an independent appraisal by calculating the fair value of the amended warrant over the calculated fair value of the original warrant immediately before the modification, with the excess fair value of the amended warrant recognized as additional compensation cost at the modification date, or the incremental cost, since the modification did not change the expectation that the award would ultimately vest (probable-to-probable).

●	149,931 Performance-Based Warrants that were modified to reduce the exercise price to $9.24 per share, resulted in incremental cost of $618 (to be recognized over the remaining vesting period, or through December 31, 2023) measured by an independent appraisal by calculating the fair value of the amended warrant over the calculated fair value of the original warrant immediately before the modification, with the excess fair value of the amended warrant recognized as additional compensation cost at the modification date, or the incremental cost, since the modification did not change the expectation that the award would ultimately vest (probable-to-probable).

Information with respect to compensation cost and unrecognized compensation cost related to the ABG Warrants is provided under the heading Stock-Based Compensation.

Publisher Partner Warrants

On August 23, 2018, as amended, the Board approved the Publisher Partner Warrant Program to be administered by management that authorized the Company to grant Publisher Partner Warrants. As of December 31, 2022, Publisher Partner Warrants to purchase up to 90,910 shares of the Company’s common stock were reserved for grant.

The Publisher Partner Warrants were subject to certain performance conditions with vesting over a three year period with a term of five years from issuance and could also be exercised on a cashless basis. Performance conditions were generally based on the average of number of unique visitors on the channel operation by the Publisher Partner generated during the six-month period from the launch of the Publisher Partner’s operations on the Company’s technology platform or the revenue generated during the period from the issuance date through a specified end date.

A summary of the Publisher Partner Warrants activity during the year ended December 31, 2022 is as follows:

			Weighted
			Average
		Weighted	Remaining
	Number	Average	Contractual
	of	Exercise	Life
	Shares	Price	(in Years)
Publisher Partner Warrants outstanding at January 1, 2022	35,607	$28.88	0.53
Expired	(31,453)
Publisher Partner Warrants outstanding at December 31, 2022	4,154	38.81	0.09
Publisher Partner Warrants exercisable at December 31, 2022	1,881	37.06	0.19
Publisher Partner Warrants not vested at December 31, 2022	2,273
Publisher Partner Warrants available for future grants at December 31, 2022	86,756

There was no intrinsic value of exercisable but unexercised in-the-money Publisher Partner Warrants since the fair market value of $10.61 per share of the Company’s common stock was lower than the exercise prices on December 31, 2022.

The exercise prices of the Publisher Partner Warrants outstanding and exercisable are as follows as of December 31, 2022.

Exercise	Outstanding	Exercisable
Price	(Shares)	(Shares)
$29.04 to $34.03	96	96
$34.04 to $39.03	1,247	1,247
$39.04 to $44.03	2,763	490
$44.04 to $49.50	48	48
	4,154	1,881

Stock-Based Compensation

Stock–based compensation and equity-based expense charged to operations or capitalized during the years ended December 31, 2022 and 2021 are summarized as follows:

	Year Ended December 31, 2022
	Restricted Stock	Common Stock Options	ABG Warrants	Totals
Cost of revenue	$3,730	$6,505	$-	$10,235
Selling and marketing	270	2,502	-	2,772
General and administrative	9,067	7,776	1,495	18,338
Total costs charged to operations	13,067	16,783	1,495	31,345
Capitalized platform development	-	1,884	-	1,884
Total stock-based compensation	$13,067	$18,667	$1,495	$33,229

	Year Ended December 31, 2021
	Restricted Stock	Common Stock Options	ABG Warrants	Totals
Cost of revenue	$999	$6,479	$-	$7,478
Selling and marketing	2,118	3,258	-	5,376
General and administrative	8,953	6,870	1,816	17,639
Total costs charged to operations	12,070	16,607	1,816	30,493
Capitalized platform development	54	1,991	-	2,045
Total stock-based compensation	$12,124	$18,598	$1,816	$32,538

Unrecognized compensation expense related to the stock-based compensation awards and equity-based awards as of December 31, 2022 was as follows:

	As of December 31, 2022
	Restricted Stock	Common Stock Options	ABG Warrants	Totals
Unrecognized compensation expense	$13,515	$17,369	$1,006	$31,890
Weighted average period expected to be recognized (in years)	1.53	1.62	1.00	1.56